As filed with the U.S. Securities and
Exchange Commission on November 3, 2011
Registration Nos. 33-38766 and 811-6239

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 26	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 25	[ X ]
TAX-FREE FUND FOR UTAH (Exact Name of Registrant as Specified in Charter)
380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)

(212) 697-6666
(Registrant's Telephone Number)
Diana P. Herrmann
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.
[ ]	This post-effective amendment designates a new effective date for a previous post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 3rd day of November, 2011.

TAX-FREE FUND FOR UTAH
(Registrant)

By: /s/ Diana P. Herrmann
Diana P. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 3, 2011.

SIGNATURE	TITLE

/s/ Diana P. Herrmann *
Diana P. Herrmann	Trustee and President

/s/ Tucker Hart Adams*
Tucker Hart Adams	Trustee

/s/ Ernest Calderón *
Ernest Calderón	Trustee

/s/ Thomas A. Christopher *
Thomas A. Christopher	Trustee

/s/ Gary C. Cornia *
Gary C. Cornia	Chair of the Board of Trustees

/s/ Grady Gammage, Jr.*
Grady Gammage, Jr.	Trustee

/s/ Lyle W. Hillyard *
Lyle W. Hillyard	Trustee

/s/ John C. Lucking *
John C. Lucking	Trustee

/s/ Anne J. Mills *
Anne J. Mills	Trustee

/s/ Joseph P. DiMaggio
Joseph P. DiMaggio	Chief Financial Officer and Treasurer

* By:            /s/ Diana P. Herrmann
Diana P. Herrmann
*Attorney-in-Fact, pursuant to Power of Attorney

TAX-FREE FUND FOR UTAH
Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase